Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Disclosure Of Cash And Cash Equivalent Explanatory
As at December 31,	2019	2018
Cash	108	155
Short-Term Investments	78	626
	186	781